Subsidiaries (Details) - 1 months ended Feb. 28, 2021 - Peace Of Meat BV [Member] $ in Thousands, € in Millions	USD ($)	EUR (€)	USD ($)
Disclosure of subsidiaries [line items]
Cash consideration at closing date			$ 4,799
Initial cash investment in acquiree			1,223
Equity instruments issued (4,070,766 ordinary shares)			4,359
Acquisition-related costs	$ 254
Total consideration as of consolidation date			10,635
Contingent consideration			9,308
Total consideration subject to achievement of all milestones		€ 16.3	$ 19,943